Property, Plant and Equipment and Right of-Use Assets (Details) - ft²	1 Months Ended				12 Months Ended
	Oct. 31, 2021	Sep. 30, 2020	Apr. 30, 2020	Dec. 31, 2019	Dec. 31, 2021
Disclosure of property, plant and equipment [text block] [Abstract]
Office space			8,000	11,000
Lease agreements	5 years	6 years			5 years
Laboratory space	13,000
Second lease agreement description					In October of 2021, the company entered into a 35-month sublease agreement (the “Second Lease Agreement”) for 6,000 additional office space adjacent to the laboratory. Under the terms of the Alton Lease and Second Lease Agreement, rental payments escalate through the term of each agreement and the Company is subject to additional charges for common area maintenance and other costs. The new lease agreements from 2021 represent an additional right of use assets of a total value of $1,518,000.